FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 470,261	R$ 484,043
Non-current assets	971,879	857,377
Current liabilities	(1,563,459)	(1,991,118)
Non-current liabilities	(6,331,069)	(6,126,282)
Total, net	R$ (6,452,388)	R$ (6,775,980)